Filed with the Securities and Exchange Commission on January 6, 2000.


                                    1933 Act Registration File No.   33-91770
                                                   1940 Act File No. 811-9038

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     Pre-Effective Amendment No. ----------          o
     Post-Effective Amendment No. ----9----          X


                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No. --10---                           X


                              THE OLSTEIN FUNDS
              (Exact Name of Registrant as Specified in Charter)

                  4 Manhattanville Road, Purchase, NY  10577
          (Address of Principal Executive Offices)        (Zip Code)

      Registrant's Telephone Number, including Area Code:  (914) 701-7565

      Robert A. Olstein, President                     Copy to:
           The Olstein Funds                   Michael P. O'Hare, Esq.
         4 Manhattanville Road          Stradley, Ronon, Stevens & Young, LLP
          Purchase, NY  10577                  2600 One Commerce Square
(Name and Address of Agent for Service)      Philadelphia, PA  19103-7098

It is proposed that this filing will become effective
     --X--     immediately upon filing pursuant to paragraph (b)
     -----     on pursuant to paragraph (b)
     -----     60 days after filing pursuant to paragraph (a)(1)
     -----     on ------------------ pursuant to paragraph (a)(1)
     -----     75 days after filing pursuant to paragraph (a)(2)
     -----     on -------------------- pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     ----- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant is deemed to have registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed the notice required by Rule 24f-2 for its fiscal year ended August 31, 1999 on November 24, 1999.



                                   CONTENTS

This Post-Effective Amendment No. 9 to Registration File No. 33-91770 includes the following:

     1. Facing Page

     2. Contents Page

     3. Part A - Prospectuses

     4. Part B - Statement of Additional Information*<F1>

     5. Part C - Other Information

     6. Signatures

     7. Exhibits

*<F1> The Statement of Additional Information dated December 29, 1999 is incorporated herein by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 485(b) on December 28, 1999.


                                      THE
                                    OLSTEIN
                                     FUNDS

                                      THE
                                    OLSTEIN
                                   FINANCIAL
                                     ALERT
                                      FUND

                                 CLASS C SHARES


                                   PROSPECTUS
                                January 6, 2000


                        THE OLSTEIN FINANCIAL ALERT FUND


 PROSPECTUS                                                  JANUARY 6, 2000


CLASS C SHARES                    A SERIES OF
                               THE OLSTEIN FUNDS
                             4 MANHATTANVILLE ROAD
                            PURCHASE, NEW YORK 10577
                                 (800) 799-2113


  The Fund seeks long-term capital appreciation through a proprietary cash flow value-oriented approach to investing in common stocks, that cuts across all investment disciplines. The Fund's inferential screening techniques were originated in the 1970's by Robert A. Olstein, the president of the Fund's investment manager, who co-authored the "Quality of Earnings Report" service, a publication that served as a financial statement alert service for institutional investors.


                               TABLE OF CONTENTS

    FUND INFORMATION
         Summary of the Fund                                           2
         Past Performance                                              4
         Fund Expenses                                                 5
         Additional Performance Information                            6
         Objectives, Strategies and Main Risks                         7
         Management of the Fund                                       10
         Fund Distribution                                            11
         Financial Highlights                                         12


    SHAREHOLDER INFORMATION
         Pricing of Fund Shares                                       12
         How to Purchase Shares                                       13
         How to Redeem Shares                                         15
         Retirement Plans                                             18
         Dividends, Capital Gains Distribution and Taxes              19


    FOR MORE INFORMATION
         The back cover tells you how to obtain more information about the Fund.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUSIS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO SUGGEST OTHERWISE.

                                FUND INFORMATION

                              SUMMARY OF THE FUND

INVESTMENT OBJECTIVES


  The Fund's primary investment objective is long-term capital appreciation and its secondary objective is income. The Fund was created so that the public could invest according to the financial statement alert philosophy developed and utilized for over thirty years by Robert A. Olstein, the president of the Fund's investment manager, Olstein & Associates, L.P. The Fund is designed for investors with at least a three to five year investment horizon.


INVESTMENT PHILOSOPHY AND STRATEGY


  The Fund seeks to achieve its primary objective by investing in a diversified portfolio of under-valued equity securities as determined by the investment manager for the Fund. The manager believes that achieving the Fund's investment objective is correlated with minimizing investment errors as opposed to selecting companies with the highest appreciation potential without regard to downside risk. The stock selection strategy emphasizes a detailed inferential look behind the numbers of financial statements to assess financial strength and screen for potential problems in order to assess downside risk -"defense first"- before considering a stock's potential for capital appreciation. The first line of defense against investment errors is to select companies for the portfolio that generate excess cash flow after capital expenditures and working capital needs. In addition to purchasing under-valued securities, if the investment manager determines that a security is over-valued, the Fund may engage in short sales of the security.


  The main thrust of the Fund's philosophy is to identify stocks selling below the investment manager's proprietary calculation of private market value. The stock selection process concentrates on the common stocks of companies that the investment manager believes can deliver investor returns over a five year time period that are at least fifty percent higher than the yield on three to five year U.S. Treasury notes over the same time period. When evaluating stocks for the Fund's portfolio, the investment manager emphasizes an inferential analysis of financial statements, as opposed to more conventional analytical methodologies such as macro-economic analysis, management contact or market timing techniques. The objective of the inferential analysis is to alert the investment manager to positive or negative factors affecting a company's future free cash flow that may or may not be recognized by the financial markets.

  The Fund's investment philosophy is based on the belief that an intensive inferential analysis of a company's financial statements, supporting documents, disclosure practices, and financial statement footnotes, is the best way to analyze the capabilities of management, the economic reality of the information provided, the conservatism of the accounting and disclosure practices, the company's financial strength, and finally, the value of the company.

  When screening investments for the Fund's portfolio, the investment manager believes that the quality of a company is associated with the following characteristics:

  o  its financial strength
  o  its ability to provide excess cash flow
  o  the quality of its earnings
  o the predictability of the earnings based on the company's unique business fundamentals

  The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth, cyclical, technology, or any other category. Similarly, the Fund does not focus on characteristics such as number of years in business, sensitivity to economic cycles, industry categorization, or the volatility of a company's stock price. The Fund believes that value opportunities can develop across all categories, and the restriction of investments according to artificial barriers could inhibit the Fund from reaching its capital gain objective.

  The Fund's investment philosophy and value-oriented approach to the goal of long-term capital appreciation requires investors who are willing to accept fluctuations in market psychology and who have the patience to follow a value investing discipline. Therefore, the Fund is designed for investors with a longer-term investment outlook of at least three-to-five years. The Fund believes that value investing requires a disciplined, patient approach because anticipated stock values often take time to emerge.

  The Fund will purchase stocks that meet its value criteria and, if the manager concludes that suitable under-valued securities are not available, the Fund may invest all or a portion of its assets in short-term fixed income or money market securities, until suitable equity securities are available. At such times, the Fund will pursue its secondary investment objective of income.

PRINCIPAL RISKS OF INVESTING IN THE FUND

  Investing in common stocks has inherent risks which could cause you to lose money. Some of the risks of investing in this Fund are:

  o  Stock prices may decline over short, or even extended periods.
  o The investment manager may be incorrect in its judgement of the value of particular stocks.
  o Stock prices may not climb to anticipated levels for an unexpectedly long time.
  o The Fund engages in short sales of stocks when the investment manager believes that their price is over-valued and may decline. Short-selling is a technique that may be considered speculative and involves risk beyond the amount of money used to secure each transaction.

                                PAST PERFORMANCE


  The bar chart and table shown below illustrate the variability of the Fund's returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund's performance from year to year (on a calendar year basis). The table shows how the Fund's average annual returns compare with those of the S&P 500 Index and the Lipper Mid-Cap Value Funds Index, both of which represent broad measures of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


                        TOTAL RETURN AS OF 12/31 1<F20>


                    1996                              24.36%
                    1997                              34.83%
                    1998                              15.01%
                    1999                              34.89%


                    BEST QUARTER:   Q4       1998     27.67%
                    WORST QUARTER:  Q3       1998    -16.07%


1<F20> The above returns do not reflect the maximum 2.50% contingent deferred sales charge (CDSC) which is imposed if an investor redeems within the first year of purchase. There is no CDSC if shares are redeemed more than two years after they are purchased. If the CDSC was reflected, returns would be less than those shown above.



                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99


(one year Fund return assumes redemption and deduction of applicable CDSC which expires after two years)

                                                                       SINCE
                                                                     INCEPTION
                                                           1 YEAR     9/21/95


  Olstein Financial Alert Fund  with redemption)1<F21>     32.39%     25.77%
  S&P 500 Index  with dividends reinvested)2<F22>          21.04%     26.07%
  Lipper Mid-Cap Value Funds Index 3<F23>                  11.94%     12.38%



1<F21> The 1-year average annual total return for 1999 assumes that the shareholder redeemed at the end of the first year and paid the maximum CDSC of 2.50%. The average annual total return since inception does not include the CDSC because there is no CDSC if shares are held longer than 2 years.


2<F22> The S&P  500 Index is  an unmanaged index  created by  Standard &  Poor's
       Corporation that is considered to represent U.S. stock market performance in general, and is not an investment product available for purchase. The Fund returns presented above include operating expenses such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc. that reduce returns.


3<F23> The Lipper Mid-Cap Value Funds Index consists of the average return of the 30 largest mid-cap value funds tracked by Lipper Analytical Services. Performance is presented after the deduction of all fees.


                                 FUND EXPENSES

  The following tables describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge on Purchases                              None
  Maximum Contingent Deferred Sales Charge                       2.50% 1<F24>
  Maximum Sales Charge on Reinvested Dividends                   None
  Redemption Fees                                                None 2<F25>

1<F24> There is no CDSC if you redeem Fund shares after two years of purchase. Shares may be subject to a CDSC of 2.50% if redeemed within one year of purchase, or 1.25% if redeemed during the second year following purchase. The CDSC may be waived under certain circumstances.
2<F25>  The  transfer agent charges a $12.00 fee  for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                                1.00%
  Distribution and Service  12b-1) Fees                          1.00%
  Other Expenses                                                 0.19%
                                                                 -----
  TOTAL ANNUAL OPERATING COSTS                                   2.19%

EXAMPLE

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that you earn a 5% return, with no change in Fund expense levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 year       3 years        5 years      10 years
               ------       -------        -------      --------
                $479          $685          $1,175       $2,524

  You would pay the following expenses if you did not redeem your shares and, therefore, did not pay a CDSC:

               1 year       3 years        5 years      10 years
               ------       -------        -------      --------
                $222          $685          $1,175       $2,524

                       ADDITIONAL PERFORMANCE INFORMATION

  FUND PERFORMANCE


  The following table shows the performance of the Class C Shares of the Fund, the Lipper Mid-Cap Value Funds Index and the S&P 500 Index from the Fund's inception on September 21, 1995 through December 31, 1999.



                                                                                         LIPPER
                                                   OLSTEIN FINANCIAL                 MID-CAP VALUE                  S&P 500
            PERIOD                                     ALERT FUND                  FUNDS INDEX 2<F27>             INDEX 3<F28>
                                         -------------------------------------
                                         If no redemption     If redemption at                                    (DIVIDENDS
                                         at end of period   end of period 1<F26>                                  REINVESTED)
     ONE YEAR TOTAL RETURN
     (calendar year ended 12/31/99)            34.89%              32.39%                11.94%                      21.04%

     AVERAGE ANNUAL TOTAL RETURN
     SINCE INCEPTION OF THE FUND
     (9/21/95 - 12/31/99)                      25.77%              25.77%                12.38%                      26.07%



1<F26>  This One  Year  Total  Return for  1999  assumes  that  the  shareholder redeemed at the end of the first year and paid the maximum CDSC of 2.50%. The average annual total return since inception does not include the CDSC because there is no CDSC if shares are held longer than 2 years.
2<F27> The Lipper Mid-Cap Value Funds Index consists of the average return of the 30 largest mid-cap value funds tracked by Lipper Analytical Services. Performance is presented after the deduction of all fees.

3<F28> The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general, and is not an investment product available for purchase. The Fund returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc. that reduce returns.

  OLSTEIN & ASSOCIATES MANAGED ACCOUNT PERFORMANCE

  The following table provides information about the performance record established by the Olstein & Associates portfolio management team while managing individual client accounts at Smith Barney Inc. from December 31, 1990 through the quarter immediately preceding the commencement of Fund operations. The accounts whose performance is shown were managed according to the same investment objectives, strategy and philosophy, and were subject to substantially similar investment policies and techniques, as those used by the Fund.

  THE RESULTS PRESENTED ARE NOT INTENDED TO PREDICT OR SUGGEST THE RETURN TO BE EXPERIENCED BY THE FUND OR THE RETURN THAT AN INDIVIDUAL INVESTOR MIGHT ACHIEVE BY INVESTING IN THE FUND. The Fund's results may be different from the composite of separate accounts shown because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code, as amended, which, if applicable, may have adversely affected the performance of such accounts.

                                   NET MANAGED           S&P 500 INDEX 3<F31>
                            ACCOUNT PERFORMANCE 2<F30>  (DIVIDENDS REINVESTED)
     1991                             +32.26%                   +30.48%
     1992                             +12.29%                    +7.77%
     1993                             +11.63%                   +10.07%
     1994                              +4.90%                    +1.32%
     1995  1st six mos.)1<F29>        +15.09%                   +20.25%

1<F29> The Fund commenced operations in the third quarter of 1995, at which time Olstein & Associates discontinued managing separate accounts. The Smith Barney clients' investment performance was calculated on a quarterly basis, and therefore no performance was calculated for the third quarter of 1995.
2<F30> The results shown above represent a composite of discretionary, fee paying, separate accounts, reflect the reinvestment of any dividends or capital gains, and are shown after deduction of fees of 3.0%, which represents the highest possible account management fee (including all investment management, transaction, administrative and custodial fees) charged to such accounts by Smith Barney Inc. The method used to calculate the performance shown differs from the standard SEC method which is used to calculate returns for mutual funds.
3<F31>  The  S&P  500  Index  reflects the  reinvestment  of  dividends  and capital gains, but represents a "gross" return, without the deduction of any fees.

                     OBJECTIVES, STRATEGIES AND MAIN RISKS

OBJECTIVES

  The Fund's primary investment objective is long-term capital appreciation. The Fund seeks to achieve this objective through investment in a diversified portfolio of common stocks selected according to the value-oriented investment philosophy described in the Summary of the Fund section of this prospectus. If the investment manager determines that securities meeting the Fund's value criteria are not available, the Fund may invest all or a portion of its assets in short-term fixed income or money market securities in order to pursue the Fund's secondary objective of income.

  The Fund's investment philosophy and value-oriented approach to the goal of long-term capital appreciation requires investors who are willing to accept fluctuations in market psychology and who have the patience to follow a value investing discipline. Therefore, the Fund is designed for investors with a longer-term investment outlook of at least three-to-five years. The Fund believes that value investing requires a disciplined, patient approach because anticipated stock values often take time to emerge.

STRATEGIES

  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S.- based companies that are selected because their financial characteristics are consistent with the Fund's unique value philosophy. When evaluating a potential company for investment, the investment manager performs an intensive, inferential analysis of the historical and current information contained in the company's publicly disclosed financial statements and accompanying footnotes, shareholder reports and other required disclosure filings. The manager scrutinizes the company's corporate accounting and reporting techniques in an effort to "look behind the numbers" to obtain an accurate understanding of the company's business fundamentals and business characteristics.

  The manager believes that the true quality and value of a company is associated with its financial strength, its ability to provide excess cash flow, and the quality and predictability of its earnings based on the company's unique business and financial fundamentals. The manager believes that, in order to achieve long-term capital appreciation, downside risk should be considered before upside potential in the stock selection process. The first line of defense for protecting against downside risk is to only select companies for the portfolio that generate positive excess cash flow.

                  OLSTEIN & ASSOCIATES IDENTIFIES AND SELECTS
                   COMPANIES WHICH, IN THE MANAGER'S OPINION:
                   o  generate more cash flow than necessary
                            to sustain the business
                    o  avoid aggressive accounting practices
                     (such as capitalizing regular expenses)
               o  demonstrate balance sheet fundamentals that are
              consistent with the Fund's "defense first"  approach
            o  are selling at a discount to the private market value
                      as estimated by Olstein & Associates

  Companies that generate excess cash flow have the potential to:
  o   Raise their dividend payments
  o   Re-purchase company shares
  o   Make strategic acquisitions
  o Ride out rough times without adopting short-term strategies not in the long-term interest of the company in order to alleviate cash shortages
  o   Be acquired as a result of their strong financial position

  The manager considers aggressive accounting practices to include: (i) "front end" accounting techniques that immediately flow non-recurring revenues such as up-front franchising fees through the company's income statement; (ii) "purchase accounting" techniques that use non-recurring cost write offs associated with corporate acquisitions to enable the company to increase reported earnings;
(iii) capitalization of research and development, advertising or promotional payments, based on unjustified optimism; and (iv) reversing previously established reserves to achieve earnings growth targets. In addition, the investment manager usually avoids companies that use accounting techniques to report higher profits to shareholders than those reported to the IRS for tax purposes. For example, firms that capitalize excessive marketing costs for shareholder reporting purposes and expense such costs for tax reporting purposes can report materially higher earnings figures to shareholders.

  If the manager identifies companies that engage in aggressive accounting practices, carry excessive debt or are over-leveraged, and the manager believes that their stock price is overvalued, the Fund may sell the stock short. Short sales allow the Fund to realize profits if the stock price declines below the level where the Fund sold the stock short.

  The investment manager calculates the "private market value" of a company by considering the amount of excess cash flow expected to be generated by the company over five years after taking into account all working capital needs and capital expenditures. The manager next calculates the return that could be generated by an investment in the company based on the anticipated excess cash flows. This return is then compared to the available rates of return on three-to-five year U.S. Treasury notes. The Fund seeks investments that could provide returns over a five year time period that are at least fifty percent higher than the yield on such U.S. Treasury notes. This approach differs from the traditional value investing technique which relies on an analysis of the price-to-earnings ratios reported by companies.

  Once suitable investments are identified as described above, the Fund seeks to buy the companies' common stock at prices that reflect a discount to the manager's calculation of the stock's "private market value." The Fund believes that stock prices often fall below the "private market value" as a result of analysts and investors who focus on the short-term and overreact to a company's failure to fully meet quarterly earnings estimates, or to other negative information. The Fund also believes that negative market psychology can cause stocks to be temporarily unpopular or improperly valued. The Fund intends to capitalize on market volatility and valuation extremes, by purchasing stocks at prices that the manager believes can result in above average capital appreciation if and when the deviation in stock prices are corrected by market forces. The investment manager believes that an attempt to capitalize on valuation extremes requires patience, sometimes as long as three to five years, because anticipated stock values often take time to emerge.

  In addition to common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights or securities that are convertible into common stock. The Fund may also purchase and sell American Depository Receipts ("ADRs"), which are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying foreign securities, although the Fund does not expect to invest more than 5% of its assets in ADRs. The Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities and, indirectly, to better manage the Fund's ability to experience taxable gains or losses in an effort to maximize the after-tax returns for shareholders.

  If the investment manager determines that suitable undervalued equity securities are not available, the Fund may seek income by investing all or a portion of its assets in other types of securities, including preferred stock, debt securities issued or guaranteed as to principal by the United States government, its agencies or instrumentalities, and/or other high-quality, investment grade debt securities (commercial paper, repurchase agreements, bankers' acceptances, certificates of deposit and other fixed income securities, including non-convertible and convertible bonds, debentures and notes issued by U.S. corporations and certain bank obligations and loan participations). The Fund may also invest in money market mutual funds within the limitations imposed by the 1940 Act.

MAIN RISKS

  STOCK MARKET AND MANAGER RISK

  Olstein & Associates makes all decisions regarding the Fund's investments. Therefore the Fund's investment success depends on the skill of Olstein & Associates in evaluating, selecting and monitoring the Fund's assets. Like all mutual funds, an investment in the Fund is subject to the risk that prices of securities may decline over short, or even extended periods, or that the investments chosen by the investment manager may not perform as anticipated. In addition, because the Fund uses a value-oriented approach, there is a risk that the market will not recognize a stock's intrinsic value for an unexpectedly long time, or that the investment manager's calculation of the underlying value will not be reflected in the market price.

              THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE
                        LONG-TERM CAPITAL APPRECIATION.

  SHORT SELLING

  If the Fund anticipates that the price of a company's stock is overvalued and will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Short selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. Whenever the Fund sells short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, the Fund may purchase call options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund.

  PORTFOLIO TURNOVER

  The Fund intends to follow a strict "buy and sell" discipline, under which it will purchase or sell stocks whenever the Fund's value criteria are met. This practice may result in a portfolio turnover rate higher than that reached by many capital appreciation funds. High portfolio turnover involves additional transaction costs (such as brokerage commissions), which are borne by the Fund, and might involve adverse tax effects.

  YEAR 2000 ISSUES

  Like all mutual funds, the Fund and its service providers utilize systems that must accurately process date related information on or after January 1, 2000. If the systems used by the Fund or its service providers (investment manager and distributor, transfer agent, custodian, administrator and others) are negatively affected by Year 2000 issues, the Fund may not be able to handle securities trades, payments of interest and dividends, or pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of other parties they deal with, will be adapted in time for that event. The Year 2000 issue could also adversely affect the companies in which the Fund invests, and therefore, could affect their stock prices. The manager attempts to determine the effect the Year 2000 issue may have on a company when choosing securities for investment.

                             MANAGEMENT OF THE FUND

  The Fund's investments and business operations are managed by Olstein & Associates, L.P., subject to supervision by a Board of Trustees. The members of the Board of Trustees are fiduciaries for the Fund's shareholders and establish policy for the operation of the Fund.

  As investment manager, Olstein & Associates selects investments for the Fund and supervises the Fund's portfolio transactions to buy and sell securities, all according to the Fund's stated investment objectives and policies. The investment manager is also responsible for selecting brokers and dealers to execute the Fund's portfolio transactions. The investment manager may place transactions through itself or Fund affiliates, subject to SEC rules designed to ensure fairness of commissions. The firm also manages the day-to-day operation of the business of the Fund. The investment manager will provide on a reimbursable basis, administrative and clerical services, office space and other facilities for the Fund and keep certain books and records for the Fund. To date, the investment manager has chosen not to accrue or seek reimbursement for such expenses from the Fund. For its services the investment manager receives an annual fee equal to 1.00% of the Fund's average daily net assets.

  Robert A. Olstein is the president of Olstein & Associates and is principally responsible for the management of the Fund's portfolio of securities. Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968. In 1971, he co-founded the "Quality of Earnings Report" service, which pioneered the idea of utilizing inferential screening of financial statements to identify early warning alerts of potential changes in a company's future earnings power, and thus, the value of its stock. Prior to forming Olstein & Associates, Mr. Olstein managed portfolios for individuals, corporations and employee benefit plans at Smith Barney Inc. and its predecessor companies between 1981 and 1995. Mr. Olstein was a Senior Vice President/Senior Portfolio Manager at Smith Barney where he managed approximately $158 million of individual and employee benefit accounts, $73 million of which were managed under the Smith Barney Equity Portfolio Management Program. Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow of the Financial Analysts Federation. He is a past recipient of the Graham & Dodd and Gerald M. Loeb Research Awards, has testified before the Senate Banking Committee on bank accounting, and has been quoted in and is the author of numerous articles on corporate reporting and disclosure practices in publications such as The Wall Street Journal, Business Week, The New York Times, Barron's, etc. Mr. Olstein periodically serves as co-host on CNBC's "Squawk Box" show.

           MR. OLSTEIN HAS BEEN IN THE MANAGEMENT BUSINESS SINCE 1968

  FUND DISTRIBUTION

  Shares of the Fund are offered to investors through financial professionals such as brokers, dealers, investment advisers and financial planners. Olstein & Associates serves as the Fund's principal underwriter and national distributor. In addition to its status as a registered investment adviser, Olstein & Associates is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

  As distributor, Olstein & Associates selects brokers, dealers and others to enter into agreements to sell the Fund's shares. Olstein & Associates also provides marketing and shareholder servicing support for the Fund, and coordinates the distribution activities of the Fund, its service providers and selling dealers.

RULE 12B-1 PLAN

  The Fund has adopted a Shareholder Servicing and Distribution Plan for Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the assets of Class C are subject to annual fees totaling 1.00% of the average daily net assets of the Class. These fees are used to pay for the sale of shares of the Class and for shareholder and distribution services provided to Class shareholders. Because these fees are paid out of the assets of the Class on an on-going basis, over time these fees may cost you more than paying other types of sales charges.

  Under the Plan, seventy five percent of the fee may be used to compensate the distributor or others for distribution activities which may include the preparation, printing and distribution of prospectuses, sales materials, reports, advertising, media relations and other distribution-related expenses. The fees also cover payments to selling dealers with respect to sales of Fund shares.

  The remaining twenty five percent of the fee is a shareholder servicing fee used to compensate the distributor or others for ongoing servicing and maintenance of shareholder accounts with the Fund. Such shareholder servicing activities include responding to inquiries of shareholders of the Fund regarding their ownership of shares of the Fund or providing other similar services not otherwise required to be provided by the investment manager or the Fund's administrator. Payments under the 12b-1 Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the distributor or others, and the payments may exceed the amount of expenses actually incurred.

  To promote the sale of the Fund's shares, Olstein & Associates makes up-front payments to selling dealers in amounts up to 1.5% of the amount invested by the dealers' clients in the Fund. Dealers also receive a portion of the ongoing 12b-1 fees associated with their clients' investments. Up-front payments to selling dealers are financed solely by Olstein & Associates and there are no up-front charges to investors or the Fund.

CONTINGENT DEFERRED SALES CHARGE

  If you elect to redeem your shares of the Fund within the first two years of purchase you may be subject to a contingent deferred sales charge (CDSC). A CDSC of 2.50% of the amount redeemed is charged if shares are redeemed within the first year of purchase; 1.25% if the shares are redeemed in the second year after purchase, and there is no CDSC if shares are redeemed more than two years after purchase. The CDSC is waived for certain categories of investors (see "HOW TO REDEEM SHARES").

                              FINANCIAL HIGHLIGHTS

  The following table includes selected per share data and other performance information for the Fund throughout each period and is derived from the audited financial statements of the Fund. It should be read together with the Fund's financial statements, notes and the unqualified report of independent auditors, Ernst & Young, LLP, along with management's discussion and analysis of the Fund's performance, appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 1999. The Fund's Annual Report may be obtained without charge by writing or calling the Fund at the address or number listed on the prospectus cover.

                                                        FOR THE            FOR THE            FOR THE            FOR THE PERIOD
                                                      FISCAL YEAR        FISCAL YEAR        FISCAL YEAR     SEPTEMBER 21, 1995+<F32>
                                                         ENDED              ENDED              ENDED                THROUGH
                                                    AUGUST 31, 1999    AUGUST 31, 1998    AUGUST 31, 1997       AUGUST 31, 1996
NET ASSET VALUE - BEGINNING OF PERIOD                    $ 10.88            $ 14.79            $ 11.21               $ 10.00
                                                         -------            -------            -------               -------
INVESTMENT OPERATIONS:
          Net investment loss                              (0.11)1<F35>       (0.06)1<F35>       (0.05)                (0.07)
          Net realized and unrealized gain
            (loss) on investments                           7.31              (0.95)              4.66                  1.29
                                                         -------            -------            -------               -------
          Total from investment operations                  7.20              (1.01)              4.61                  1.22
                                                         -------            -------            -------               -------
DISTRIBUTIONS:
          From net realized gain on investments            (0.65)             (2.90)             (1.03)                (0.01)
                                                         -------            -------            -------               -------
NET ASSET VALUE - END OF PERIOD                          $ 17.43            $ 10.88            $ 14.79               $ 11.21
                                                         -------            -------            -------               -------
TOTAL RETURN++<F33>                                       67.99%            (9.33)%             43.61%                12.22%
                                                         -------            -------            -------               -------
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
          Expenses2<F36>                                   2.19%              2.25%              2.38%                 2.43%*<F34>
          Net investment loss                            (0.74)%            (0.39)%            (0.45)%               (0.68)%*<F34>
          Interest expense and dividends
            on short positions                             0.10%              0.00%                 --                    --
          Portfolio turnover rate                        179.33%            187.44%            164.92%               139.77%*<F34>
          Net assets at end of period ($000 omitted)    $349,157           $204,323           $175,602              $109,005

 +<F32>   Commencement of Operations.
++<F33> Total returns do not reflect any deferred sales charge. The total return for the period September 21, 1995 through August 31, 1996, has not been annualized.
 *<F34>   Annualized.
 1<F35> Net investment loss per share represents net investment loss divided by average shares outstanding throughout the period.
 2<F36> The expense ratio excludes interest expense on equity swap contracts and dividends on short positions. The ratio including interest expense on equity swap contracts and dividends on short positions for the period ended August 31, 1999 was 2.29%.

                            SHAREHOLDER INFORMATION

                             PRICING OF FUND SHARES

  The price for Class C shares is the net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange is open for unrestricted trading. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities/# of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, distribution and shareholder servicing fees, which are accrued daily. Each class of shares of the Fund will have its own NAV which reflects any variations in distribution and shareholder servicing fees among the classes.

  The Fund's portfolio securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange that day. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith, or under procedures approved by, the Board of Trustees. The Fund may use independent pricing services to assist in calculating NAV.

  The SAI contains additional information regarding the pricing of the Fund shares.

                             HOW TO PURCHASE SHARES

  You may purchase shares at the first NAV calculated after the Fund's transfer agent receives and accepts your purchase order in proper form as described below. Your purchase of Fund shares is subject to annual 12b-1 Plan expenses and, if you redeem your shares within two years of purchase, the shares may be subject to a CDSC. The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund.

   MINIMUM INVESTMENTS                         INITIAL    SUBSEQUENT
   Regular Accounts                             $1,000    $100  ($1,000 by wire)
   Qualified Tax Sheltered Retirement
     Plans or IRAs                              $250      $100

  The Fund reserves the right to vary the initial and subsequent minimum investment requirements at any time.

PURCHASES BY MAIL

  Complete and sign the New Account Application form.
  Make check or money order payable to The Olstein Financial Alert Fund Class C

       $1,000 minimum.             $250 IRA minimum.
       Any lesser amount must be approved by the Fund.

  If a purchase request is inadvertently sent to the Fund at its corporate address, it will be forwarded to the Fund's transfer agent and the effective date of purchase will de delayed until the request is received by the Fund's transfer agent.

 MAIL TO:                                 OVERNIGHT OR EXPRESS MAIL TO:
 THE OLSTEIN FINANCIAL                    THE OLSTEIN FINANCIAL
   ALERT FUND (Class C)                     ALERT FUND  Class C)
 c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
 P.O. Box 701                             615 East Michigan Street, 3rd Floor
 Milwaukee, WI 53201-0701                 Milwaukee, WI  53202

  Setting  up an  IRA account?   Please  call the  Fund at   800)  799-2113  for
details.

  All checks and  money orders must be  in U.S. Dollars only.   No cash will  be
accepted.

  NOTE:   FIRSTAR MUTUAL FUND SERVICES, LLC CHARGES  A $25 FEE FOR ANY  RETURNED
          CHECKS DUE TO  INSUFFICIENT FUNDS.   YOU WILL BE  RESPONSIBLE FOR  ANY
          LOSSES SUFFERED BY THE FUND AS A RESULT.

PURCHASES BY WIRE

  Call first to set up a new account by wire to give the Fund your investment and dollar amount: (800) 799-2113

  Immediately send a completed New Account Application form to the Fund at the above address to have all accurate information recorded to your account. Your purchase request should be wired through the Federal Reserve Bank as follows:

   Firstar Bank N.A.               Credit to:  Firstar Mutual Fund Services, LLC
   777 East Wisconsin Avenue       Account Number:  112-952-137
   Milwaukee, Wisconsin 53202      Further credit to:  The Olstein Financial
   ABA Number:  075000022            Alert Fund
                                   Your account name and account number

            (For new accounts, include taxpayer identification number)

PURCHASES BY TELEPHONE

  The telephone purchase option allows you to move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

  To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, Firstar must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on that date. Most transfers are completed within three business days. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR INITIAL PURCHASE OF FUND SHARES.

  The  minimum amount  that  can be  transferred  by  telephone is  $100.    For
information about telephone  transactions, please call  the Fund  at (800)  799-
2113.

AUTOMATIC INVESTMENT PLAN

  You may purchase shares of the Fund through an Automatic Investment Plan which allows monies to be deducted directly from your checking, savings or bank money market accounts to invest in the Fund. You may make automatic investments on a weekly, monthly, bi-monthly (every other month) or quarterly basis.

              Minimum initial investment:             $1,000
              Subsequent monthly investment:          $  100

  You are eligible for this plan if your account is maintained at a domestic financial institution which is an ACH member.

  The  Fund  may alter,  modify  or  terminate  this Plan  at  any  time.    For
information about participating in the Automatic Investment Plan, please call the Fund at (800) 799-2113.

ADDITIONAL INVESTMENTS

  You may add to your account at any time by purchasing shares by mail (minimum $100) or by wire (minimum $1,000) according to the above wiring instructions. You must notify the Fund at (800) 799-2113 prior to sending your wire. You must send a remittance form which is attached to your individual account statement together with any subsequent investments made through the mail. All purchase requests must include your account registration number in order to assure that your funds are credited properly.

                              HOW TO REDEEM SHARES

                                   REMEMBER:
       CHECKS ARE SENT TO YOUR ADDRESS ON RECORD.  IF YOU MOVE, TELL US!

You may redeem your shares of the Fund as described below on any business day that the Fund calculates its NAV. Redemption requests in excess of $50,000 must be made in writing. Your shares will be sold at the NAV next calculated after your order is accepted by the transfer agent. Any applicable CDSC will be deducted.

  If your redemption request is in good order, the Fund will normally send you your redemption proceeds on the next business day and no later than seven calendar days after receipt of the redemption request. The Fund can send payments by wire directly to any bank previously designated by you in the New Account Application. A $12.00 fee is charged for each wire redemption.


  If you purchase shares by check and request a redemption soon after the purchase, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days). If you make a purchase with a check that does not clear, the purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.

  Checks  will be  made payable  to you  and will  be sent  to your  address  of record. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed. The Fund is not responsible for interest on redemption amounts due to lost or misdirected mail.

   IF YOUR ACCOUNT FALLS BELOW $1,000, THE FUND MAY ASK YOU TO INCREASE YOUR
                                    BALANCE.
           IF YOU DON'T, YOUR SHARES COULD BE AUTOMATICALLY REDEEMED.

SIGNATURE GUARANTEES

  Signature guarantees are needed for

  o    Redemption requests over $50,000
  o Redemption requests to be sent to a different address other than the address of record
  o    Obtaining or changing telephone redemption privileges

  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. The New Account Application contains appropriate information and a form on which to make the signature guarantee.

CONTINGENT DEFERRED SALES CHARGES

  If you are a client of Olstein & Associates who maintains a private brokerage account at the time of purchase, your account will not be subject to the CDSC described in this Prospectus.

  If you submit a redemption request for a specific dollar amount, and the redemption request is subject to a CDSC, the Fund will redeem the number of shares necessary to deduct the applicable CDSC and tender the requested amount to you if you have enough shares in the account. Shares which are sold within the first two years of their purchase will be assessed the applicable CDSC on the original purchase price of such shares. Purchases by participants in 401(k) or 403(b) plans for which the Fund is listed as an investment option and Olstein & Associates is listed as broker of record, will not be subject to any CDSC.

  If after redeeming shares, you decide to repurchase the same amount of shares within 90 days of a redemption which was subject to a CDSC, you will receive an amount of shares equal to the repurchase plus the number of shares necessary to reimburse the amount of the CDSC.

                                                      CDSC
     YEAR AFTER PURCHASE MADE     (AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE)
     Up to 1 year:                                   2.50%
     Between 1 & 2 years:                            1.25%
     After 2 full years:                              None

REDEMPTIONS IN-KIND

  If your redemption request exceeds the lesser of $250,000 or 1% of the NAV (an amount that would affect Fund operations), the Fund reserves the right to make a "redemption in-kind." A redemption in-kind is a payment in portfolio securities rather than cash. The portfolio securities would be valued using the same method as the Fund uses to calculate its NAV. You may experience additional expenses such as brokerage commissions in order to sell the securities received from the Fund. In-kind payments do not have to constitute a cross section of the Fund's portfolio. The Fund will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

REDEMPTION BY MAIL

  Send written redemption requests to:
     THE OLSTEIN FINANCIAL ALERT FUND CLASS C
     c/o Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701

  If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to the Fund's transfer agent and the effective date of redemption will de delayed until the request is received by the Fund's transfer agent.

  The Fund cannot honor any redemption requests with special conditions or which specify an effective date other than as provided.

  A redemption request must be received in good order by the transfer agent before it will be processed. "Good Order" means the request for redemption must include a Letter of Instruction specifying or containing:

  o    the NAME of the Fund
  o    the NUMBER of shares or the DOLLAR amount of shares to be redeemed
  o SIGNATURES of all registered shareholders exactly as the shares are registered
  o    the ACCOUNT registration number
  o Any additional requirements listed below that apply to your particular account.

  TYPE OF REGISTRATION               REQUIREMENTS
  Individual, Joint Tenants,         Redemption requests must be signed by
  Sole Proprietorship, Custodial     all person(s) required to sign for
  (Uniform Gift to Minors Act),      the account, exactly as it is
  General Partners                   registered.

  Corporations, Associations         Redemption  request  and  a  corporate
                                     resolution,   signed    by   person(s)
                                     required  to  sign  for  the  account,
                                     accompanied by signature guarantee(s).

  Trusts Redemption request signed by the trustee(s), with a signature guarantee. (If the Trustee's name is not registered on the account, a copy of the trust document certified within the past 60 days is also required.)

IRA REDEMPTIONS

  If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact the transfer agent in advance: (800) 799-2113.

REDEMPTION BY TELEPHONE

  If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 by instructing the transfer agent by telephone at: (800) 799-2133. You must redeem at least a $100 for each telephone redemption. Redemption requests for amounts exceeding $50,000 must be made in writing.

  If the proceeds are sent by wire, the transfer agent will assess a $12.00 wire fee.

  In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above.

  A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

  NEITHER THE FUND NOR ANY OF ITS SERVICE CONTRACTORS WILL BE LIABLE FOR ANY LOSS OR EXPENSE IN ACTING UPON ANY TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. The Fund will use reasonable procedures to attempt to confirm that all telephone instructions are genuine such as:

  o requesting a shareholder to correctly state his or her Fund account number,
  o    the name in which his or her account is registered,
  o    his or her banking institution,
  o    bank account number and
  o    the name in which his or her bank account is registered.

  THE FUND AND ITS TRANSFER AGENT EACH RESERVE THE RIGHT TO REFUSE A WIRE OR TELEPHONE REDEMPTION IF IT IS BELIEVED ADVISABLE TO DO SO. PROCEDURES FOR REDEEMING FUND SHARES BY WIRE OR TELEPHONE MAY BE MODIFIED OR TERMINATED AT ANY TIME BY THE FUND.

  The Fund is not responsible for interest on redemptions due to lost or misdirected mail.

ACH TRANSFER

  Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the New Account Application form. If money is moved by ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per ACH transfer.

SYSTEMATIC WITHDRAWAL PLAN

  If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Fund's systematic withdrawal option allows you to move money automatically from your Fund account to your bank account according to the schedule you select. The minimum systematic withdrawal amount is $100.

  To select the systematic withdrawal option you must check the appropriate box on the New Account Application. A systematic withdrawal may be subject to a CDSC. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences.

  For further details about this service, see the New Account Application or call the transfer agent at (800) 799-2113.

                                RETIREMENT PLANS

  Shares of the Fund are available for use in all types of tax-deferred retirement plans such as:

  o    IRAs,
  o employer-sponsored defined contribution plans including 401(k) plans), and
  o tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

  Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained by calling the Fund at (800) 799-2113. Below is a brief description of the types of retirement plans that may invest in the Fund:

                                   ROTH IRAs

 Roth IRAs permit tax free distributions of account balances if the assets have been invested for five years or more and the distributions meet certain qualifying restrictions. Investors filing as single taxpayers who have adjusted gross incomes of $95,000 or more, and investors filing as joint taxpayers with adjusted gross incomes of $150,000 or more may find their participation in this IRA to be restricted.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

  You are eligible to contribute on a deductible basis to an IRA account if you are not an active participant in an employer maintained retirement plan and, when a joint return is filed, you do not have a spouse who is an active participant. The IRA deduction is also available for individual taxpayers and married couples with adjusted gross incomes not exceeding certain limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. Roth IRAs are also available.

  A special  IRA program is  available for employers  under which the  employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. SEP-IRAs (Simplified Employee Pension-IRA) free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

  If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

  Firstar Bank N.A. makes available its services as an IRA Custodian for each shareholder account established as an IRA. For these services, Firstar Bank N.A. receives an annual fee of $12.50 per account with a cap of $25.00 per social security number, which fee is paid directly to Firstar Bank N.A. by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment. IRAs are subject to special rules and conditions that must be reviewed by the investor when opening a new account.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

  Both self-employed individuals (including sole proprietorships and partnerships) and corporations may use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS

  Schools, hospitals, and certain other tax-exempt organizations or associations may use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions are excludable from the gross income of the employee for Federal Income tax purposes to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year).

                DIVIDENDS, CAPITAL GAINS DISTRIBUTION AND TAXES

  The Fund will declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from investments and will distribute gains, if any, once a year.

  Expenses of the Fund, including the investment management fees and 12b-1 fees, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the payable date, unless you elect to receive the dividends and/or distributions in cash. No interest will accrue on amounts represented by uncashed distribution or redemption checks. You may change your election at any time by notifying the Fund in writing thirty days prior to the record date. Please call the Fund at (800) 799-2113 for more information.

  In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions taxed as capital gains may be taxable at different rates depending on how long the Fund holds its assets.

  When you sell or exchange your shares of the Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

  Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences.

  By law, the Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

THE
OLSTEIN
FINANCIAL
ALERT
FUND

           a series of
           THE OLSTEIN FUNDS
           4 Manhattanville Road
           Purchase, NY  10577
           1-800-799-2113

                              FOR MORE INFORMATION

YOU MAY OBTAIN THE FOLLOWING AND OTHER INFORMATION ON THE FUND FREE OF CHARGE:

o      Annual and Semi-annual Report to Shareholders
       The annual and semi-annual reports provide the Fund's most recent financial report and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during its last fiscal year.

o      Statement of Additional Information (SAI) dated December 29, 1999
       The SAI provides more details about the Fund's policies and management and is incorporated by reference into this Prospectus.

INQUIRIES MAY BE MADE TO THE FOLLOWING:

TELEPHONE:
 1-800-799-2113

MAIL:
 The Olstein Financial Alert Fund
 c/o Firstar Mutual Fund Services, LLC
 P.O. Box 701
 Milwaukee, WI 53201-0701

SEC:
 Text only versions of Fund documents can be viewed online or downloaded from: http://www.sec.gov

 You may  review  and  obtain copies  of  Fund  information at  the  SEC  Public
 Reference Room in Washington, D.C. (1-800-SEC-0330). Copies of the information may be obtained for a fee by writing the Public Reference Section, Washington, D.C. 20549-6009.

811-9038


                                      THE
                                    OLSTEIN
                                     FUNDS

                                      THE
                                    OLSTEIN
                                   FINANCIAL
                                     ALERT
                                      FUND

                              ADVISER CLASS SHARES


                                   PROSPECTUS
                                January 6, 2000


                        THE OLSTEIN FINANCIAL ALERT FUND


PROSPECTUS                                                  JANUARY 6, 2000


ADVISER CLASS SHARES              A SERIES OF
                               THE OLSTEIN FUNDS
                             4 MANHATTANVILLE ROAD
                            PURCHASE, NEW YORK 10577
                                 (888) 887-9827


  The Fund seeks long-term capital appreciation through a proprietary cash flow value-oriented approach to investing in common stocks, that cuts across all investment disciplines. The Fund's inferential screening techniques were originated in the 1970's by Robert A. Olstein, the president of the Fund's investment manager, who co-authored the "Quality of Earnings Report" service, a publication that served as a financial statement alert service for institutional investors.


                               TABLE OF CONTENTS


    FUND INFORMATION
       Summary of the Fund                                              2
       Past Performance                                                 4
       Fund Expenses                                                    5
       Olstein & Associates Managed Account Performance                 6
       Objectives, Strategies, and Main Risks                           6
       Management of the Fund                                           9
       Fund Distribution                                               10
       Financial Highlights                                            11



    SHAREHOLDER INFORMATION
       Eligible Investors                                              12
       Pricing of Fund Shares                                          12
       How to Purchase Shares                                          12
       How to Redeem Shares                                            14
       Retirement Plans                                                18
       Dividends, Capital Gains Distributions and Taxes                19


    FOR MORE INFORMATION
       The back cover tells you how to obtain more information about the Fund.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS
ACCURATE OR COMPLETE.   IT IS A CRIMINAL OFFENSE TO SUGGEST OTHERWISE.

                                FUND INFORMATION

                              SUMMARY OF THE FUND

INVESTMENT OBJECTIVES


  The Fund's primary investment objective is long-term capital appreciation and its secondary objective is income. The Fund was created so that the public could invest according to the financial statement alert philosophy developed and utilized for over thirty years by Robert A. Olstein, the president of the Fund's investment manager, Olstein & Associates, L.P. The Fund is designed for investors with at least a three to five year investment horizon.


INVESTMENT PHILOSOPHY AND STRATEGY


  The Fund seeks to achieve its primary objective by investing in a diversified portfolio of under-valued equity securities as determined by the investment manager for the Fund. The manager believes that achieving the Fund's investment objective is correlated with minimizing investment errors as opposed to selecting companies with the highest appreciation potential without regard to downside risk. The stock selection strategy emphasizes a detailed inferential look behind the numbers of financial statements to assess financial strength and screen for potential problems in order to assess downside risk - "defense first"
- before considering a stock's potential for capital appreciation. The first line of defense against investment errors is to select companies for the portfolio that generate excess cash flow after capital expenditures and working capital needs. In addition to purchasing under-valued securities, if the investment manager determines that a security is over-valued, the Fund may engage in short sales of the security.


  The main thrust of the Fund's philosophy is to identify stocks selling below the investment manager's proprietary calculation of private market value. The stock selection process concentrates on the common stocks of companies that the investment manager believes can deliver investor returns over a five year time period that are at least fifty percent higher than the yield on three to five year U.S. treasury notes over the same time period. When evaluating stocks for the Fund's portfolio, the investment manager emphasizes an inferential analysis of financial statements, as opposed to more conventional analytical methodologies such as macro-economic analysis, management contact or market timing techniques. The objective of the inferential analysis is to alert the investment manager to positive or negative factors affecting a company's future free cash flow that may or may not be recognized in the financial markets.

  The Fund's investment philosophy is based on the belief that an intensive inferential analysis of a company's financial statements, supporting documents, disclosure practices, and financial statement footnotes, is the best way to analyze the capabilities of management, the economic reality of the information provided, the conservatism of the accounting and disclosure practices, the company's financial strength, and finally, the value of the company.

  When screening investments for the Fund's portfolio, the investment manager believes that the quality of a company is associated with the following characteristics:

  o  its financial strength
  o  its ability to provide excess cash flow
  o  the quality of its earnings
  o the predictability of the earnings based on the company's unique business fundamentals

     The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth, cyclical, technology, or any other category. Similarly, the Fund does not focus on characteristics such as number of years in business, sensitivity to economic cycles, industry categorization, or the volatility of a company's stock price. The Fund believes that value opportunities can develop across all categories, and the restriction of investments according to artificial barriers could inhibit the Fund from reaching its capital gain objective.

   The Fund's investment philosophy and value-oriented approach to the goal of long-term capital appreciation requires investors who are willing to accept fluctuations in market psychology and who have the patience to follow a value investing discipline. Therefore, the Fund is designed for investors with a longer-term investment outlook of at least three-to-five years. The Fund believes that value investing requires a disciplined, patient approach because anticipated stock values often take time to emerge.

   The Fund will purchase stocks that meet its value criteria and, if the manager concludes that suitable undervalued securities are not available, the Fund may invest all or a portion of its assets in short-term fixed income or money market securities, until suitable equity securities are available. At such times, the Fund will pursue its secondary investment objective of income.

PRINCIPAL RISKS OF INVESTING IN THE FUND

  Investing in common stocks has inherent risks which could cause you to lose money. Some of the risks of investing in this Fund are:

  o  Stock prices may decline over short, or even extended periods.
  o The investment manager may be incorrect in its judgment of the value of particular stocks.
  o Stock prices may not climb to anticipated levels for an unexpectedly long time.
  o The Fund engages in short sales of stocks when the investment manager believes that their price is over-valued and may decline. Short selling is a technique that may be considered speculative and involves risk beyond the amount of money used to secure each transaction.

                                PAST PERFORMANCE


  The bar chart and table shown below illustrate the variability of the Fund's returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund's performance from year to year (on a calendar year basis). The table shows how the Fund's average annual returns compare with those of the S&P 500 Index and the Lipper Mid-Cap Value Funds Index, both of which represent broad measures of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.



  The Adviser Class does not have a past performance history because it was only recently created. Therefore, the returns featured in the bar chart and table shown below represent the past performance of the Class C shares of the Fund, which is the original class of shares of the Fund that has been sold since its inception. Both the Class C shares and the Adviser Class Shares of the Fund would have similar annual returns because the shares of both classes are invested in the same portfolio of securities. However, the annual returns for the Adviser Class Shares should be higher than the Class C shares because the annual expenses of the Adviser Class Shares will be lower than the Class C shares. The Class C shares are subject to annual Rule 12b-1 fees of 1.00% of the average annual daily net assets of the class, while the Adviser Class Shares are only subject to annual Rule 12b-1 fees of 0.25%.


                         Total Return as of 12/31


  1996                                                      24.36%
  1997                                                      34.83%
  1998                                                      15.01%
  1999                                                      34.89%


                    BEST QUARTER:   Q4       1998     27.67%
                    WORST QUARTER:  Q3       1998    -16.07%


                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                              SINCE INCEPTION
                                                    1 YEAR        9/21/95
                                                    ------    ---------------
     Olstein Financial Alert Fund                   34.89%         25.77%
     S&P 500 Index (w/ dividends reinvested)1<F2>   21.04%         26.07%
     Lipper Mid-Cap Value Funds Index               11.94%         12.38%


1<F2> The S&P 500 Index is an unmanaged index created by Standard & Poor's
      Corporation that is considered to represent the U.S. stock market performance in general, and is not an investment product available for purchase. The Class C returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases a product that attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc. that reduce returns.


2<F3> The Lipper Mid-Cap Value Funds Index consists of the average return of the 30 largest mid-cap value funds tracked by Lipper Analytical Services. Performance is presented after the deduction of all fees.


                                 FUND EXPENSES

  The following tables describe the fees and expenses that you would pay if you buy and hold shares of the Adviser Class of the Fund.


SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge on Purchases                               None
  Maximum Contingent Deferred Sales Charge                        None
  Maximum Sales Charge on Reinvested Dividends                    None
  Redemption Fees                                                 None*<F4>



*<F4> The transfer agent charges a $12.00 fee for each wire redemption.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees                                                1.00%
  Distribution and Service (12b-1) Fees                          0.25%
  Other Expenses                                                 0.19%
                                                                 -----
  TOTAL ANNUAL OPERATING COSTS                                   1.44%

EXAMPLE

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that you earn a 5% return, with no change in Fund expense levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year       3 years
                            ------       -------
                             $147          $456

                OLSTEIN & ASSOCIATES MANAGED ACCOUNT PERFORMANCE

  The following table provides information about the performance record established by the Olstein & Associates portfolio management team while managing individual client accounts at Smith Barney Inc. from December 31, 1990 through the quarter immediately preceding the commencement of Fund operations. The accounts whose performance is shown were managed according to the same investment objectives, strategies and philosophy, and were subject to substantially similar investment policies and techniques as those used by the Fund.

  The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the composite of separate accounts shown because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code, as amended, which, if applicable, may have adversely affected the performance of such accounts.

The accounts whose performance is shown were managed according to the same investment objectives and philosophy, and were subject to substantially similar investment policies and techniques, as those used by the Fund.

                                      NET OLSTEIN               S&P 500
                                   PERFORMANCE2<F6>        TOTAL RETURN3<F7>
                                   ----------------        -----------------
  1991                                 +32.26%                  +30.48%
  1992                                 +12.29%                   +7.77%
  1993                                 +11.63%                  +10.07%
  1994                                  +4.90%                   +1.32%
  1995 (1st six mos.)1<F5>             +15.09%                  +20.25%

     1<F5> The Fund commenced operations in the third quarter of 1995, at which time Olstein & Associates discontinued managing separate accounts. The Smith Barney clients' investment performance was calculated on a quarterly basis, and therefore no performance was calculated for the third quarter of 1995.
     2<F6> The results shown above represent a composite of discretionary, fee paying, separate accounts, reflect the reinvestment of any dividends or capital gains, and are shown after deduction of fees of 3.0%, which represents the highest possible account management fee (including all investment management, transaction, administrative and custodial fees) charged to such accounts by Smith Barney Inc. The method used to calculate the performance shown differs from the standard SEC method which is used to calculate returns for mutual funds.
     3<F7> The S&P 500 Total Return reflects the reinvestment of dividends and capital gains, but represents a "gross" return, without the deduction of any fees.

                     OBJECTIVES, STRATEGIES AND MAIN RISKS
OBJECTIVES

  The Fund's primary investment objective is long-term capital appreciation. The Fund seeks to achieve this objective through investment in a diversified portfolio of common stocks selected according to the value-oriented investment philosophy described in the Summary of the Fund section of this prospectus. If the investment manager determines that securities meeting the Fund's value criteria are not available, the Fund may invest all or a portion of its assets in short-term fixed income or money market securities in order to pursue the Fund's secondary objective of income.

  The Fund's investment philosophy and value-oriented approach to the goal of long-term capital appreciation requires investors who are willing to accept fluctuations in market psychology and who have the patience to follow a value investing discipline. Therefore, the Fund is designed for investors with a longer-term investment outlook of at least three-to-five years. The Fund believes that value investing requires a disciplined, patient approach because anticipated stock values often take time to emerge.

STRATEGIES

  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S.-based companies that are selected because their financial characteristics are consistent with the Fund's unique value philosophy. When evaluating a potential company for investment, the investment manager performs an intensive, inferential analysis of the historical and current information contained in the company's publicly disclosed financial statements and accompanying footnotes, shareholder reports and other required disclosure filings. The manager scrutinizes the company's corporate accounting and reporting techniques in an effort to "look behind the numbers" to obtain an accurate understanding of the company's business fundamentals and business characteristics.

  The manager believes that the true quality and value of a company is associated with its financial strength, its ability to provide excess cash flow, the quality and predictability of its earnings based on the company's unique business and financial fundamentals. The manager believes that, in order to achieve long-term capital appreciation, downside risk should be considered before upside potential in the stock selection process. The first line of defense for protecting against downside risk is to only select companies for the portfolio that generate positive excess cash flow. Companies that generate excess cash flow have the potential to:

  o  Raise their dividend payments

  o  Re-purchase company shares

  o  Make strategic acquisitions

  o Ride out rough times without adopting short-term strategies not in the long-term interest of the company in order to alleviate cash shortages

  o  Be acquired as a result of their strong financial position

                  OLSTEIN & ASSOCIATES IDENTIFIES AND SELECTS
                   COMPANIES WHICH, IN THE MANAGER'S OPINION:

                   o  Generate more cash flow than necessary
                             to sustain business

                    o  Avoid aggressive accounting practices
                    such as capitalizing regular expenses

                 o Demonstrate balance sheet fundamentals that are consistent with the Fund's "defense first" approach

               o  Are selling at a discount to the private market
                   value as estimated by Olstein & Associates

  The manager considers aggressive accounting practices to include: (i) "front end" accounting techniques that immediately flow non-recurring revenues such as up-front franchising fees through the company's income statement; (ii) "purchase accounting" techniques that use non-recurring cost writeoffs associated with corporate acquisitions to enable the company to increase reported earnings;
(iii) capitalization of research and development, advertising or promotional payments, based on unjustified optimism; and (iv) reversing previously established reserves to achieve earnings growth targets. In addition, the investment manager usually avoids companies that use accounting techniques to report higher profits to shareholders than those reported to the IRS for tax purposes. For example, firms that capitalize excessive marketing costs for shareholder reporting purposes and expense such costs for tax reporting purposes can report materially higher earnings figures to shareholders.

  If the manager identifies companies that engage in aggressive accounting practices, carry excessive debt or are over-leveraged, and the manager believes that their stock price is overvalued, the Fund may sell the stock short. Short sales allow the Fund to realize profits if the stock price declines below the level where the Fund sold the stock short.

  The investment manager calculates the "private market value" of a company by considering the amount of excess cash flow expected to be generated by the company over five years after taking into account all working capital needs and capital expenditures. The manager next calculates the return that could be generated by an investment in the company based on the anticipated excess cash
flows.   This return is then compared to the available rates of return on three-
to-five year U.S. Treasury notes. The Fund seeks investments that could provide returns over a five year time period that are at least fifty percent higher than the yield on such U.S. Treasury notes. This approach differs from the traditional value investing technique which relies on an analysis of the price-to-earnings ratios reported by companies.

  Once suitable investments are identified as described above, the Fund seeks to buy the companies' common stock at prices that reflect a discount to the manager's calculation of the stock's "private market value." The Fund believes that stock prices often fall below the "private market value" as a result of analysts and investors who focus on the short-term and overreact to a company's failure to fully meet quarterly earnings estimates, or to other negative information. The Fund also believes that negative market psychology can cause stocks to be temporarily unpopular or improperly valued. The Fund intends to capitalize on market volatility and valuation extremes, by purchasing stocks at prices that the manager believes can result in above average capital appreciation if and when the deviation in stock prices are corrected by market forces. The investment manager believes that an attempt to capitalize on valuation extremes requires patience, sometimes as long as three to five years, because anticipated stock values often take time to emerge.

  In addition to common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights or securities that are convertible into common stock. The Fund may also purchase and sell American Depository Receipts ("ADRs"), which are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying foreign securities, although the Fund does not expect to invest more than 5% of its assets in ADRs. The Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities and, indirectly, to better manage the Fund's ability to experience taxable gains or losses in an effort to maximize the after-tax returns for shareholders.

  If the investment manager determines that suitable undervalued equity securities are not available, the Fund may seek income by investing all or a portion of its assets in other types of securities, including preferred stock, debt securities issued or guaranteed as to principal by the United States government, its agencies or instrumentalities, and/or other high-quality, investment grade debt securities (commercial paper, repurchase agreements, bankers' acceptances, certificates of deposit and other fixed income securities, including non-convertible and convertible bonds, debentures and notes issued by U.S. corporations and certain bank obligations and loan participations). The Fund may also invest in money market mutual funds within the limitations imposed by the 1940 Act.

MAIN RISKS

  MANAGER AND STOCK MARKET RISK

  Olstein & Associates makes all decisions regarding the Fund's investments. Therefore the Fund's investment success depends on the skill of Olstein & Associates in evaluating, selecting and monitoring the Fund's assets. Like all mutual funds, an investment in the Fund is subject to the risk that prices of securities may decline over short, or even extended periods, or that the investments chosen by the investment manager may not perform as anticipated. In addition, because the Fund uses a value-oriented approach, there is a risk that the market will not recognize a stock's intrinsic value for an unexpectedly long time, or that the investment manager's calculation of the underlying value will not be reflected in the market price.

              THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE
                        LONG-TERM CAPITAL APPRECIATION.
  SHORT SELLING

  If the Fund anticipates that the price of a company's stock is overvalued and will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Short selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. Whenever the Fund sells short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, the Fund may purchase call options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund.

  PORTFOLIO TURNOVER

  The Fund intends to follow a strict "buy and sell" discipline, under which it will purchase or sell stocks whenever the Fund's value criteria are met. This practice may result in a portfolio turnover rate higher than that reached by many capital appreciation funds. High portfolio turnover involves additional transaction costs (such as brokerage commissions), which are borne by the Fund, and might involve adverse tax effects.

  YEAR 2000 ISSUES

  Like all mutual funds, the Fund and its service providers utilize systems that must accurately process date related information on or after January 1, 2000. If the systems used by the Fund or its service providers (investment manager and distributor, transfer agent, custodian, administrator and others) are negatively affected by Year 2000 issues, the Fund may not be able to handle securities trades, payments of interest and dividends, or pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of other parties they deal with, will be adapted in time for that event. The Year 2000 issue could also adversely affect the companies in which the Fund invests, and therefore, could affect their stock prices. The manager attempts to determine the effect the Year 2000 issue may have on a company when choosing securities for investment.

                             MANAGEMENT OF THE FUND

  The Fund's investments and business operations are managed by Olstein & Associates, L.P., subject to supervision by a Board of Trustees. The members of the Board of Trustees are fiduciaries for the Fund's shareholders and establish policy for the operation of the Fund.

  As investment manager, Olstein & Associates selects investments for the Fund, supervises the Fund's portfolio transactions to buy and sell securities, all according to the Fund's stated investment objectives and policies. The investment manager is also responsible for selecting brokers and dealers to execute the Fund's portfolio transactions. The investment manager may place transactions through itself or Fund affiliates, subject to SEC rules designed to ensure fairness of commissions. The firm also manages the day-to-day operation
of the business of the Fund.   The investment manager will provide on a
reimbursable basis, administrative and clerical services, office space and other facilities for the Fund, and keep certain books and records for the Fund. To date, the investment manager has chosen not to accrue or seek reimbursement for such expenses from the Fund. For its services the investment manager receives an annual fee equal to 1.00% of the Fund's average daily net assets.

  Robert A. Olstein is the president of Olstein & Associates and is principally responsible for the management of the Fund's portfolio of securities.
Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968. In 1971, he co-founded the Quality of Earnings Report service, which pioneered the idea of utilizing inferential screening of financial statements to identify early warning alerts of potential changes in a company's future earnings power and thus the value of its stock. Prior to forming Olstein & Associates, Mr. Olstein managed portfolios for individuals, corporations and employee benefit plans at Smith Barney Inc. and its predecessor companies between 1981 and 1995. Mr. Olstein was a Senior Vice President/Senior Portfolio Manager at Smith Barney where he managed approximately $158 million of individual and employee benefit accounts, $73 million of which were managed under the Smith Barney Equity Portfolio Management Program. Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow of the Financial Analysts Federation. He is a past recipient of the Graham & Dodd and Gerald M. Loeb Research Awards, has testified before the Senate Banking Committee on bank accounting, and has been quoted in and is the author of numerous articles on corporate reporting and disclosure practices in publications such as the Wall Street Journal, Business Week, the New York Times, Baron's, etc. Mr. Olstein periodically serves as co-host on CNBC's "Squawk Box" show.

           MR. OLSTEIN HAS BEEN IN THE MANAGEMENT BUSINESS SINCE 1968

                               FUND DISTRIBUTION

  Shares of the Fund are offered to investors through financial advisers such as brokers, dealers, investment advisers and financial planners. These financial advisers are eligible to offer shares of the Adviser Class of the Fund, provided they separately charge investment advisory or management fees to their clients. Olstein & Associates serves as the Fund's principal underwriter and national distributor. In addition to its status as a registered investment adviser, Olstein & Associates is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

  As distributor, Olstein & Associates selects financial advisers to enter into agreements to sell the Fund's shares. Olstein & Associates also provides marketing and shareholder servicing support for the Fund, and coordinates the distribution activities of the Fund, its service providers and financial advisers who sell the Funds' shares.

RULE 12B-1 PLAN

  The Fund has adopted a Shareholder Servicing and Distribution Plan for the Adviser Class pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the assets of the Adviser Class are subject to annual fees totaling 0.25% of the average daily net assets of the Class. These fees are used to pay for the sale of shares of the Class and for shareholder and distribution services provided to Class shareholders. Because these fees are paid out of the Class's assets on an on-going basis, over time these fees may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

  The following table includes selected per share data and other performance information for the Fund throughout each period and is derived from the audited financial statements of the Fund. It should be read together with the Fund's financial statements, notes and the unqualified report of independent auditors, Ernst & Young, LLP along with management's discussion and analysis of the Fund's performance, appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 1999. The Fund's Annual Report may be obtained without charge by writing or calling the Fund at the address or number listed on the prospectus cover.

  THIS FINANCIAL HIGHLIGHTS TABLE REFLECTS THE PERFORMANCE OF THE SHARES OF THE CLASS C SHARES OF THE FUND, RATHER THAN THE ADVISER CLASS OF THE FUND, WHICH IS
A NEW CLASS AND DOES NOT HAVE A HISTORICAL PERFORMANCE RECORD.   BECAUSE BOTH
CLASSES INVEST IN THE SAME PORTFOLIO OF INVESTMENTS, THEY WILL HAVE SIMILAR BUT NOT IDENTICAL FINANCIAL PERFORMANCE.

                                                                                        FOR THE PERIOD
                                                    FOR THE            FOR THE             FOR THE        SEPTEMBER 21, 1995+<F8>
                                               FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED           THROUGH
                                                AUGUST 31, 1999     AUGUST 31, 1998     AUGUST 31, 1997        AUGUST 31, 1996
                                               -----------------   ----------------    ----------------   ----------------------
NET ASSET VALUE - BEGINNING OF PERIOD               $ 10.88            $ 14.79             $ 11.21                $ 10.00
                                                    -------            -------             -------                -------

INVESTMENT OPERATIONS:
   Net investment loss                                (0.10)1<F11>       (0.06)1<F11>        (0.05)                 (0.07)
   Net realized and unrealized gain (loss)
     on investments                                    7.31              (0.95)               4.66                   1.29
                                                    -------            -------             -------                -------
   Total from investment operations                    7.20              (1.01)               4.61                   1.22
                                                    -------            -------             -------                -------

DISTRIBUTIONS:
   From net realized gain on investments              (0.65)             (2.90)              (1.03)                 (0.01)
                                                    -------            -------             -------                -------

NET ASSET VALUE - END OF PERIOD                     $ 17.43            $ 10.88             $ 14.79                $ 11.21
                                                    -------            -------             -------                -------

TOTAL RETURN++<F9>                                   67.99%            (9.33)%              43.61%                 12.22%
                                                    -------            -------             -------                -------

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses2<F12>                                     2.19%              2.25%               2.38%                  2.43%*<F10>
   Net investment loss                              (0.74)%*<F10>      (0.39)%             (0.45)%                (0.68)%*<F10>
   Interest and dividends on short positions          0.10%*<F10>           --                  --                     --
   Portfolio turnover rate                          179.33%            187.44%             164.92%                139.77%*<F10>
   Net assets at end of period  ($000 omitted)     $349,157           $204,323            $175,602               $109,005

 +<F8>  Commencement of operations.
++<F9>  Total returns do not reflect any deferred sales charge.  The total return for the period September 21, 1995 through August
        31, 1996, has not been annualized.
*<F10>  Annualized.
1<F11>  Net investment loss per share represents net investment loss divided by average shares outstanding throughout the period.
2<F12>  The expense ratio excludes interest expenses on equity swap contracts and dividends on short positions.  The ratio including such interest and dividends for the period ended February 28, 1999 was 2.38%.

                            SHAREHOLDER INFORMATION

                               ELIGIBLE INVESTORS

  ABOUT THE ADVISER CLASS.   The Adviser Class is sold through broker/dealers,
investment advisers, financial planners, financial institutions, and other financial professionals (hereafter, "Financial Advisers"). The Rule 12b-1 distribution or shareholder servicing fees are lower for this class of shares than the Fund's Class C shares because the Financial Advisers selling this class charge investors an additional fee for advisory services (usually asset-based) and perform distribution, administration and/or shareholder services that benefit the Fund.

  The Fund currently offers the no-load Adviser Class shares described in this Prospectus as well as Class C shares which are described in a separate prospectus. (For information or a copy of the Class C prospectus, call
(888) 887-9827). Shares of each class represent interests in the Fund's portfolio of investments and share equally in the Fund's gains or losses, except that each class is subject to differing distribution and shareholder servicing expenses.

  WHO MAY PURCHASE THE ADVISER CLASS.   The following investors may qualify to
purchase Adviser Class shares of the Fund:

  o Clients of Financial Advisers who charge their clients asset-based fees for advisory services.
  o A bank, trust company or similar financial institution investing for the account of one of its customers for whom it exercises investment discretion over a trust account.
  o A tax-exempt employee benefit plan of Olstein & Associates or any officer or trustee of The Olstein Funds, or a full-time employee of Olstein & Associates.
                             PRICING OF FUND SHARES

  The price for Adviser Class shares is the net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange is open for unrestricted trading. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities/# of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, distribution and shareholder servicing fees, which are accrued daily. Each class of shares of the Fund will have its own NAV which reflects any variations in distribution and shareholder servicing fees among the classes.

  The Fund's portfolio securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange that day. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith, or under procedures approved by, the Board of Trustees. The Fund may use independent pricing services to assist in calculating NAV.

  The SAI contains additional information regarding the pricing of the Fund shares.

                             HOW TO PURCHASE SHARES

  All initial purchases of Adviser Class shares must be made through a Financial Adviser that is authorized to sell Adviser Class shares of the Fund. The Fund's manager and distributor, Olstein & Associates, requires that all accounts opened by such Financial Advisers are for investors who meet the eligibility requirements described above.

  Shares are normally purchased at the first NAV calculated after the Fund's transfer agent receives and accepts a purchase order in proper form as described below. The Fund has entered into one or more agreements with Financial Advisers under which the Financial Advisers may directly, or through intermediaries that the Financial Advisers are authorized to designate, accept purchase and redemption orders that are in "proper form" on behalf of the Fund. The Fund will be deemed to have received a purchase order when the Financial Adviser or intermediary accepts the purchase order and such order will be priced at the NAV next computed for the Adviser Class after such order is accepted by the Financial Adviser or intermediary.

  Shares of the Funds may be purchased through Financial Adviser that may charge the investor a transaction fee or other fee for their service at the time of purchase. Such fees would not otherwise be charged by the Fund.

  The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the following initial and subsequent minimum investment requirements at any time.

  MINIMUM INVESTMENTS                      INITIAL     SUBSEQUENT
  -------------------                      -------     ----------
  Regular Accounts                          $1,000     $100 ($1,000 by wire)
  Qualified Tax Sheltered Retirement
    Plans or IRAs                             $250     $100

PURCHASES THROUGH YOUR FINANCIAL ADVISER

Contact your Financial Adviser to open or add to your account.

PURCHASES BY MAIL

Financial Advisers should have the investor complete and sign the New Account Application form.

Make check or money order payable to The Olstein Financial Alert Fund - Adviser Class

If a purchase request is inadvertently sent to the Fund at its corporate address, it will be forwarded to the Fund's transfer agent and the effective date will be delayed until the request is received by the Fund's transfer agent.

MAIL TO:                                 OVERNIGHT OR EXPRESS MAIL TO:
THE OLSTEIN FINANCIAL                    THE OLSTEIN FINANCIAL
  ALERT FUND (Adviser Class)               ALERT FUND (Adviser Class)
c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                             615 East Michigan Street
Milwaukee, WI 53201-0701                 Milwaukee, WI  53202

Setting up an IRA account?  Please call the Fund at (888) 887-9827 for details.

All checks and money orders must be in U.S. Dollars only. No cash will be accepted.

NOTE: FIRSTAR MUTUAL FUND SERVICES, LLC CHARGES A $25 FEE FOR ANY RETURNED CHECKS DUE TO INSUFFICIENT FUNDS. YOU WILL BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.

PURCHASES BY WIRE

Call first to set up a new account by wire to give the Fund the investment and dollar amount: (888) 887-9827

Immediately send a completed New Account Application form to the Fund at the above address to have all accurate information recorded to your account. Your purchase request should be wired through the Federal Reserve Bank as follows:

   Firstar Bank N.A.              Credit to:  Firstar Mutual Fund Services, LLC
   777 East Wisconsin Avenue      Account Number:  112-952-137
   Milwaukee, Wisconsin 53202     Further credit to:  The Olstein Financial
                                                      Alert Fund
   ABA Number:  075000022         Your account name and account number

           (For new accounts, include taxpayer identification number)

PURCHASES BY TELEPHONE

  The telephone purchase option allows you to move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

  To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, Firstar must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on that date. Most transfers are completed within three business days. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR INITIAL PURCHASES OF FUND SHARES.

  The minimum amount that can be transferred by telephone is $100. For information about telephone transactions, please call the Fund at (888) 887-9827.

AUTOMATIC INVESTMENT PLAN

  You may purchase shares of the Fund through an Automatic Investment Plan which allows monies to be deducted directly from your checking, savings or bank money market accounts to invest in the Fund. You may make automatic investments on a weekly, monthly, bi-monthly (every other month) or quarterly basis.

              Minimum initial investment:             $1,000
              Subsequent monthly investment:          $  100

  You are eligible for this plan if your account is maintained at a domestic financial institution which is an ACH member.

  The Fund may alter, modify or terminate this Plan at any time. For information about participating in the Automatic Investment Plan, call the Fund at (888) 887-9827.

ADDITIONAL INVESTMENTS

  You may add to your account at any time by purchasing shares by mail (minimum $100) or by wire (minimum $1,000) according to the above wiring instructions. You must notify the Fund at (888) 887-9827 prior to sending your wire. You must send a remittance form which is attached to your individual account statement together with any subsequent investments made through the mail. All purchase requests must include your account registration number in order to assure that your funds are credited properly.

                              HOW TO REDEEM SHARES

  You may redeem your shares of the Fund as described below on any business day that the Fund calculates its NAV. Generally, redemption requests should be made through your Financial Adviser. Redemption requests in excess of $50,000 must be made in writing. Your shares will be sold at the NAV next calculated after your redemption request is accepted by the transfer agent.

  If your redemption request is in good order, the Fund will normally send you your redemption proceeds on the next business day and no later than seven calendar days after receipt of the redemption request. The Fund can send payments by wire directly to any bank previously designated by you in the New Account Application. A $12.00 fee is charged for each wire redemption.

                                   REMEMBER:
       CHECKS ARE SENT TO YOUR ADDRESS ON RECORD.  IF YOU MOVE, TELL US!

  If you purchase shares by check and request a redemption soon after the purchase, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days). If you make a purchase with a check that does not clear, the purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.

  Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed. The Fund is not responsible for interest on redemption amounts due to lost or misdirected mail.

  Shares of the Fund may be redeemed through Financial Advisers that may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged by the Fund.

                  IF YOUR ACCOUNT FALLS BELOW $1,000, THE FUND
                     MAY ASK YOU TO INCREASE YOUR BALANCE.
                       IF YOU DON'T, YOUR SHARES COULD BE
                            AUTOMATICALLY REDEEMED.

  Certain authorized Financial Advisers and their designated intermediaries are authorized to accept redemption orders on behalf of the Fund. The Fund will be deemed to have received a redemption order when the Financial Advisers or intermediary accepts the redemption order and such order will be priced at the NAV next computed for the Adviser Class after such order is accepted by the Financial Adviser or intermediary.

SIGNATURE GUARANTEES

  Signature guarantees are needed for

  o  Redemption requests over $50,000
  o Redemption requests to be sent to a different address other than the address of record
  o  Obtaining or changing telephone redemption privileges

  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. The New Account Application contains appropriate information and a form on which to make the signature guarantee.

REDEMPTIONS IN-KIND

  If your redemption request exceeds the lesser of $250,000 or 1% of the NAV
(an amount that would affect Fund operations), the Fund reserves the right to make a "redemption in-kind." A redemption in-kind is a payment in portfolio securities rather than cash. The portfolio securities would be valued using the same method as the Fund uses to calculate its NAV. You may experience additional expenses such as brokerage commissions in order to sell the
securities received from the Fund.   In-kind payments do not have to constitute
a cross section of the Fund's portfolio. The Fund will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

REDEMPTION THROUGH YOUR FINANCIAL ADVISER

  Contact your Financial Adviser.

REDEMPTION BY MAIL

  Send written redemption requests to:
          THE OLSTEIN FINANCIAL ALERT FUND (Adviser Class)
          c/o Firstar Mutual Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI 53201-0701

  If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to the Fund's transfer agent and the effective date of redemption will be delayed until the request is received by the Fund's transfer agent.

  The Fund cannot honor any redemption requests with special conditions or which specify an effective date other than as provided.

  A redemption request must be received in good order by the transfer agent before it will be processed. "Good Order" means the request for redemption must include a Letter of Instruction specifying or containing:

  o  the NAME of the Fund
  o  the NUMBER of shares or the DOLLAR amount of shares to be redeemed
  o SIGNATURES of all registered shareholders exactly as the shares are registered
  o  the ACCOUNT registration number
  o Any additional requirements listed below that apply to your particular account

     TYPE OF REGISTRATION            REQUIREMENTS
     --------------------            ------------
     Individual, Joint Tenants,      Redemption requests must be signed by
     Sole Proprietorship, Custodial  all person(s) required to
     (Uniform Gift to Minors Act),   sign for the account, exactly as the
     General Partners                account is registered.

     Corporations, Associations      Redemption request and a corporate
                                     resolution, signed by person(s)
                                     required to sign for the account,
                                     accompanied by signature guarantee(s).

     Trusts Redemption request signed by the trustee(s), with a signature guarantee. (If the Trustee's name is not registered on the account, a copy of the trust document certified within the past 60 days is also required.)

IRA REDEMPTIONS

  If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact the transfer agent in advance: (888) 887-9827.

  REDEMPTION BY TELEPHONE

  If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 by instructing the transfer agent by telephone at: (888) 887-9827. Redemption requests for amounts exceeding $50,000 must be made in writing.

  If the proceeds are sent by wire, the transfer agent will assess a $12.00 wire fee.

  In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above.

  A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

  NEITHER THE FUND NOR ANY OF ITS SERVICE CONTRACTORS WILL BE LIABLE FOR ANY LOSS OR EXPENSE IN ACTING UPON ANY TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. The Fund will use reasonable procedures to attempt to confirm that all telephone instructions are genuine such as:

  o  requesting a shareholder to correctly state his or her Fund account number,
  o  the name in which his or her account is registered,
  o  his or her banking institution,
  o  bank account number and
  o  the name in which his or her bank account is registered.

  THE FUND AND ITS TRANSFER AGENT EACH RESERVE THE RIGHT TO REFUSE A WIRE OR TELEPHONE REDEMPTION IF IT IS BELIEVED ADVISABLE TO DO SO. PROCEDURES FOR REDEEMING FUND SHARES BY WIRE OR TELEPHONE MAY BE MODIFIED OR TERMINATED AT ANY TIME BY THE FUND.

  The Fund is not responsible for interest on redemptions due to lost or misdirected mail.

ACH TRANSFER

  Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the New Account Application form. If money is moved by ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per ACH transfer.

SYSTEMATIC WITHDRAWAL PLAN

  If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Fund's systematic withdrawal option allows you to move money automatically from your Fund account to your bank account according to the schedule you select. The minimum systematic withdrawal amount is $100.

  To select the systematic withdrawal option you must check the appropriate box on the New Account Application. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences.

  For further details about this service, see the New Account Application or call the transfer agent at (888) 887-9827.

                                 RETIREMENT PLANS

  Shares of the Fund are available for use in all types of tax-deferred retirement plans such as:

  o  IRAs,
  o  employer-sponsored defined contribution plans (including 401(k) plans), and
  o tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

  Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained by calling the Fund at (888) 887-9827. Below is a brief description of the types of retirement plans that may invest in the Fund:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

  You are eligible to contribute on a deductible basis to an IRA account if you are not an active participant in an employer maintained retirement plan and, when a joint return is filed, you do not have a spouse who is an active participant. The IRA deduction is also available for individual taxpayers and married couples with adjusted gross incomes not exceeding certain limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. Roth IRAs are also available.

  A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. SEP-IRAs (Simplified Employee Pension-IRA) free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

                                   ROTH IRAs

 Roth IRAs permit tax free distributions of account balances if the assets have been invested for five years or more and the distributions meet certain qualifying restrictions. Investors filing as single taxpayers who have adjusted gross incomes of $95,000 or more, and investors filing as joint taxpayers with adjusted gross incomes of $150,000 or more may find their participation in this
                             IRA to be restricted.

  If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

  Firstar Bank N.A. makes available its services as an IRA Custodian for each shareholder account established as an IRA. For these services, Firstar Bank N.A. receives an annual fee of $12.50 per account with a cap of $25.00 per social security number, which fee is paid directly to Firstar Bank N.A. by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment. IRAs are subject to special rules and conditions that must be reviewed by the investor when opening a new account.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

  Both self-employed individuals (including sole proprietorships and partnerships) and corporations may use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS

  Schools, hospitals, and certain other tax-exempt organizations or associations may use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions are excludable from the gross income of the employee for Federal Income tax purposes to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year).

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

  The Fund will declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from investments and will distribute gains, if any, once a year.

  Expenses of the Fund, including the investment management fees and 12b-1 fees, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the payable date, unless you elect to receive the dividends and/or distributions in cash. No interest will accrue on amounts represented by uncashed distribution or redemption checks. You may change your election at any time by notifying the Fund in writing thirty days prior to the record date. Please call the Fund at (888) 887-9827 for more information.

  In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions taxed as capital gains may be taxable at different rates depending on how long the Fund holds its assets.

  When you sell or exchange your shares of the Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

  Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences.

  By law, the Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

THE            a series of
OLSTEIN        THE OLSTEIN FUNDS
FINANCIAL      4 Manhattanville Road
ALERT          Purchase, NY  10577
FUND           (888) 887-9827

                              FOR MORE INFORMATION

YOU MAY OBTAIN THE FOLLOWING AND OTHER INFORMATION ON THE FUND FREE OF CHARGE:

o  Annual and Semi-annual Report to Shareholders

     The annual and semi-annual reports provide the Fund's most recent financial report and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during its last fiscal year.

o  Statement of Additional Information (SAI) dated December 29, 1999

     The SAI provides more details about the Fund's policies and management and is incorporated by reference into this Prospectus.

INQUIRIES MAY BE MADE TO THE FOLLOWING:

TELEPHONE:
  (888) 887-9827

MAIL:
  The Olstein Financial Alert Fund
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI 53201-0701

SEC:
  Text only versions of Fund documents can be viewed online or downloaded from: http://www.sec.gov

  You may review and obtain copies of Fund information at the SEC Public Reference Room in Washington, D.C. (1-800-SEC-0330). Copies of the information may be obtained for a fee by writing the Public Reference Section, Washington, D.C. 20549-6009.

Investment Company Act File # 811-9038

                               THE OLSTEIN FUNDS
                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS:

          (a)  Governing Documents

               (1) Registrant's Agreement and Declaration of Trust effective March 31, 1999.
                    Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 1/2 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   March 29, 1996

               (2) Registrant's Certificate of Trust dated March 31, 1995 as filed in Delaware April 3, 1995
                    Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 1/2 to
                                   RegistrantIs Registration Statement on Form
                                   N-1A.
                    Filing Date:   March 29, 1996

          (b)  Registrant's By-laws.
               Incorporated herein by reference to:
               ------------------------------------
               Filing:        Post-Effective Amendment No. 1/2 to RegistrantIs
                              Registration Statement on Form N-1A.
               Filing Date:   March 29, 1996

          (c)  Instruments Defining Rights of Security Holders:
               See Items 23 a) and 23 b).

          (d) Investment Management Agreement between Registrant and OlsteinU& Associates, L.P. dated August 18, 1995.
               Incorporated herein by reference to:
               ------------------------------------
               Filing: Post-Effective Amendment No. 1/2 to RegistrantIs Registration Statement on Form N-1A.
               Filing Date:   March 29, 1996

          (e) (1) Form of Amended and Restated Distribution Agreement between the Registrant and Olstein & Associates, L.P. dated August 1, 1998.
                    Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 6/7 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   November 2, 1998

               (2) Mutual Fund Dealer Agreement between Olstein & Associates, L.P. and Smith Barney Inc. dated September 21, 1995. Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 1/2 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   March 29, 1996

               (3) Form of Selling Dealer Agreement between Olstein & Associates, L.P. and Selected Dealers.
                    Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 1/2 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   March 29, 1996

               (4) Selling Dealer Agreement between Olstein & Associates, L.P. and Bear, Stearns Securities Corp. dated November 30, 1995. Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 1/2 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   March 29, 1996
                    Filing Date:   March 29, 1996

          (f)  Bonus, Profit Sharing and Pension Contracts:
               Not Applicable.

          (g)  Custody Agreements:

               (1)  (A)  Custody Agreement between the Registrant and Firstar
                         Bank Milwaukee, N.A.
                         Incorporated herein by reference to:
                         ------------------------------------
                         Filing:        Post-Effective Amendment No. 5/6 to
                                        Registrant's Registration Statement on
                                        Form N-1A.
                         Filing Date:   March 3, 1998

                    (B) Form of Addendum to Custody Agreement between the Registrant and Firstar Bank Milwaukee, N.A. Incorporated herein by reference to:
                         ------------------------------------
                         Filing:        Post-Effective Amendment No. 6/7 to
                                        Registrant's Registration Statement on
                                        Form N-1A.
                         Filing Date:   March 3, 1998

               (2) Special Custody Account Agreement between the Registrant, Firstar Bank Milwaukee, N.A. and Bear, Stearns Securities Corp. dated February 2, 1998.
                    Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 5/6 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   March 3, 1998

                    (A) Form of Addendum to Custody Agreement between the Registrant, Firstar Bank Milwaukee, N.A. and Bear, Stearns Securities Corp.
                         Incorporated herein by reference to:
                         ------------------------------------
                         Filing:        Post-Effective Amendment No. 6/7 to
                                        Registrant's Registration Statement on
                                        Form N-1A.
                         Filing Date:   November 2, 1998

          (h)  Other Material Contracts:

               (1) Administration Agreement between the Registrant and Firstar Mutual Fund Services, LLC dated February 27, 1998. Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 5/6 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   March 3, 1998

                    (A) Addendum to Firstar Servicing Agreements between the Registrant and Firstar Mutual Fund Services, LLC dated October 14, 1998.
                         Incorporated herein by reference to:
                         ------------------------------------
                         Filing:        Post-Effective Amendment No. 6/7 to
                                        Registrant's Registration Statement on
                                        Form N-1A.
                         Filing Date:   November 2, 1998

               (2) Accounting Services Agreement between the Registrant and Firstar Mutual Fund Services, LLC dated February 27, 1998. Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 5/6 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   March 3, 1998

                    (A) Addendum to Firstar Servicing Agreements between the Registrant and Firstar Mutual Fund Services, LLC dated October 14, 1998.
                         Incorporated herein by reference to:
                         ------------------------------------
                         Filing:        Post-Effective Amendment No. 6/7 to
                                        Registrant's Registration Statement on
                                        Form N-1A.
                         Filing Date:   November 2, 1998

               (3) Transfer Agency Agreement between the Registrant and Firstar Mutual Fund Services, LLC dated February 27, 1998. Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 5/6 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   March 3, 1998

                    (A) Addendum to Firstar Servicing Agreements between the Registrant and Firstar Mutual Fund Services, LLC dated October 14, 1998.
                         Incorporated herein by reference to:
                         ------------------------------------
                         Filing:        Post Effective Amendment No. 6/7 to
                                        Registrant's Registration Statement on
                                        Form N-1A.
                         Filing Date:   November 2, 1998

          (i) Opinion and Consent of Counsel as to the Legality of the Securities to be Issued.
               Incorporated herein by reference to:
               ------------------------------------
               Filing:        Post Effective Amendment No. 5/6 to Registrant's
                              Registration Statement on Form N-1A.
               Filing Date:   March 3, 1998

          (j) Consent of Independent Auditors is electronically filed herewith as Exhibit 99.23(j).

          (k)  All Financial Statements Omitted from Item 22.
               Not Applicable.

          (l) Letter of Understanding Relating to Initial Capital. Incorporated herein by reference to:
               ------------------------------------
               Filing:        Post-Effective Amendment No. 1/2 to Registrant's
                              Registration Statement on Form N-1A.
               Filing Date:   March 29, 1996

          (m)  Rule 12b-1 Plan

               (1) Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 for The Olstein Financial Alert Fund Class C effective as of August 18, 1995. Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 1/2 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   March 29, 1996

               (2) Form of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 for The Olstein Financial Alert Fund Adviser Class.
                    Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 7/8 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   June 22, 1999

          (n)  Plan Pursuant to Rule 18f-3.

               (1) Form of Multiple Class Plan for the Registrant. Incorporated herein by reference to:
                    ------------------------------------
                    Filing:        Post-Effective Amendment No. 7/8 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    Filing Date:   June 22, 1999

          (p)  Trustees Power of Attorney.
               Incorporated herein by reference to:
               ------------------------------------
               Filing:        Post-Effective Amendment No. 1/2 to Registrant's
                              Registration Statement on Form N-1A
               Filing Date:   March 29, 1996

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

          None.

ITEM 25.  INDEMNIFICATION:

          Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

          Subject to the standards and restrictions set forth in the Fund's Agreement and Declaration of Trust, the Delaware Business Trust Act, Section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

          The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except that no provision in the Agreement and Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that the Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Fund, that his conduct was in the Fund's best interests and (b) in all other cases, that his conduct was at least not opposed to the Fund's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Further, no indemnification shall be made:

          (a) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

          (b) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable in the performance of that person's duty to the Fund, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Fund or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

          (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

          In any event, the Fund shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Fund shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

          The Trustees and officers of the Fund are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Fund, whether or not the Fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER:

          In addition to acting as the investment manager and principal underwriter for the Fund, Olstein & Associates, L.P. provides brokerage services and related investment advice to institutional and individual investors.

ITEM 27.  PRINCIPAL UNDERWRITER:

          (a) Olstein & Associates, L.P. ("Olstein"), the principal underwriter for the Registrant's securities, does not act as principal underwriter for any other investment companies, but acts as the investment adviser for the Fund.

          (b) The tables below set forth certain information as to the Distributor's Directors, Officers, Partners and Control Persons:

               Olstein, Inc. is the General Partner of Olstein. The following is a list of the individuals who hold positions either with Olstein, Inc. or are limited partners of Olstein.

Name and Business Address                    Positions and Offices with                   Positions and Offices with
-------------------------                    --------------------------                   --------------------------
                                             Underwriter                                  the Registrant
                                             -----------                                  --------------

Robert A. Olstein                            President of Olstein, Inc.,                  Chairman and President
4 Manhattanville Road                        Limited Partner of Olstein
Purchase, New York 10577

Erik K. Olstein                              Olstein Vice President - Sales               Trustee, Secretary and
4 Manhattanville Road                                                                     Assistant Treasurer
Purchase, New York 10577

Michael Luper                                Olstein, Vice President -                    Chief Accounting Officer and
4 Manhattanville Road                        Finance                                      Treasurer
Purchase, New York 10577

Olstein, Inc.                                General Partner                              None
4 Manhattanville Road
Purchase, New York 10577

Cash Asmussen                                Limited Partner                              None
P.O. Box 1861
Laredo, TX  78044-1861

Nick Awad                                    Limited Partner                              None
144 East 44th Street
New York, NY  10017

Dr. Lewis Bobroff                            Limited Partner                              None
4 Catherine Court
Suffern, NY  10901-3104

Harry & Roberta Boltin                       Limited Partner                              None
6 Laveta Place
Nyack, NY  10960-1604

James Calabrese                              Limited Partner                              None
13 Hendrie Lane
Riverside, CT  06878-1810

Catherine Corless                            Limited Partner                              None
44 Halley Drive
Pomona, NY  10970-2003

Patrick Donaghy                              Limited Partner                              None
15 East 26th Street
New York, NY  10010-1501

Anita Fleishman                              Limited Partner                              None
11 West 69th Street
New York, NY  10023

Albert Fried & Co.                           Limited Partner                              None
40 Exchange Place
New York, NY  10005-2701

Neil Klarfeld                                Limited Partner                              Trustee
29 Tamarack Lane
Pomona, NY  10970-2006

Dr. David Langerman                          Limited Partner                              None
2 Perth Court
West Nyack, NY  10994-1307

Douglas & Diane LeGrande                     Limited Partner                              None
97 Birch Hill Road
Weston, CT  06883-1735

Rochelle Nechin                              Limited Partner                              None
128 Prospect Avenue
Douglaston, NY  11363-1338

Joan Olstein                                 Limited Partner                              None
115-7 Hilltop Road
Kinnelon, NJ  07405

Judith Pomerantz                             Limited Partner                              None
2 White Pine Drive
Sterlington, NY  10974

Marilyn Portnoy                              Limited Partner                              None
7 White Birch Drive
Pomona, NY  10970-3403

Dr. Gary Roebuck                             Limited Partner                              None
43 Halley Drive
Pomona, NY  10970-2001

Marie Romano                                 Limited Partner                              None
447 Windham Court North
Wyckoff, NJ  07481-3472

John Vazzana                                 Limited Partner                              None
40 Exchange Place
New York, NY  10005-2701

Edwin & Harilyn Zimmerman                    Limited Partner                              None
13652 Rivoli Drive
Palm Beach Gardens, FL  33410

          (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

          Each account, book or other document required to be maintained by
Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at 4 Manhattanville Road, Purchase, NY 10577, except for those maintained by the Registrant's custodian Firstar Bank Milwaukee, N.A., 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 and the Registrant's Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 29.  MANAGEMENT SERVICES:

               There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Purchase, and State of New York, on the 4th day of January, 2000.

                                             THE OLSTEIN FUNDS

                                             By:  /s/ Robert A. Olstein
                                                  ---------------------
                                                  Robert A. Olstein,
                                                  Chairman and President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                     Title                    Date
---------                     -----                    ----

/s/ Robert A. Olstein         Chairman and             January 4, 2000
--------------------------    President
Robert A. Olstein

/s/ Erik K. Olstein           Trustee and              January 4, 2000
--------------------------    Secretary
Erik K. Olstein

/s/ Michael Luper             Chief Accounting         January 4, 2000
--------------------------    Officer and Treasurer
Michael Luper

/s/ Neil C. Klarfeld          Trustee                  January 4, 2000
--------------------------
Neil C. Klarfeld*<F37>

/s/ Fred W. Lange             Trustee                  January 4, 2000
--------------------------
Fred W. Lange*<F37>

/s/ John Lohr                 Trustee                  January 4, 2000
--------------------------
John R. Lohr*<F37>

/s/ D. Michael Murray         Trustee                  January 4, 2000
--------------------------
D. Michael Murray*<F37>

/s/ Lawrence K. Wein          Trustee                  January 4, 2000
--------------------------
Lawrence K. Wein*<F37>

    *<F37> By:  /s/ Robert A. Olstein
           ----------------------------------------
           Robert A. Olstein, Attorney-in-Fact
           (Pursuant to Power of Attorney)

                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.          DESCRIPTION                             LOCATION

EX-99.B23(j)         Consent of Independent Auditors         Attached